Lease Liability (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Lease Liability (Details) [Line Items]
Lease payment	$ 20,000	$ 60,000	$ 645,995
Derecognized lease liability with net book value			$ 2,375,590
Lease Agreement [member]
Lease Liability (Details) [Line Items]
Lease term	2 years